Investments in associates and joint ventures - Disclosure of investments in associates and joint ventures (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates accounted for using equity method	£ 739	£ 692
Held at fair value through profit or loss, Associates	0	0
Associates	739	692
Investments in joint ventures accounted for using equity method	0	199
Held at fair value through profit or loss, Joint ventures	211	171
Joint ventures	211	370
Equity accounted	739	891
Held at fair value through profit or loss	211	171
Total	£ 950	£ 1,062